Income Taxes - Summary of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 60,839	$ 47,924
Research and development credits/Investment tax credits	14,224	13,306
Capitalized research and development costs	5,630	6,940
Stock-based compensation	4,127	3,733
Depreciation and amortization	1,164	1,150
Accrued expenses	58	205
Deferred revenue	236	1,178
Other	(583)	(493)
Deferred tax asset	85,695	73,943
Deferred tax asset valuation allowance	(85,695)	(73,943)
Net deferred tax asset